MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies [Abstract]
Disclosure of detailed information about intangible assets with indefinite useful life [Table Text Block]
Patents	- 5 years
Rights	- 2 years
Intellectual Property	- 7 years

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Building	- 4% declining-balance
Production equipment	- 20% declining-balance
Leasehold improvements	- 5 year straight-line
Prototypes	- 2 year straight-line